SCHEDULE OF RECONCILIATION INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Profit / (Loss) before provision for income taxes	$ (3,019,356)	$ (23,550,966)	$ 14,070,908	$ 14,267,488
Income tax expenses computed at statutory rate	(498,193)	(3,885,909)	2,321,699	2,354,135
Tax effect of preferential tax rate			(165,000)	(165,000)
Tax effect of expenses not deductible for tax purpose	180,419	1,407,274	53,307
Tax effect of income not subject to tax	(200)	(1,560)	(7,852)	(26,795)
Tax effect on temporary difference not recognized in previous period				2,475
Changes in valuation allowance	317,974	2,480,195
Tax effect of tax deduction			(1,500)	(3,000)
Income tax expense			$ 2,200,654	$ 2,161,815